Note 2 - Summary of Significant Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance, allowance for discount	$ 1,778	$ 1,301
Balance, allowance for chargeback	1,212	1,206
Balance	2,990	2,507
Reduction of net revenue, allowance for discount	4,886	9,074
Reduction of net revenue, allowance for chargeback	3,812	4,554
Reduction of net revenue	8,698	13,628
Payments, allowance for discount	(6,024)	(8,597)
Payments, allowance for chargeback	(3,842)	(4,548)
Payments	(9,866)	(13,145)
Reduction of net revenue	8,698	13,628
Balance, allowance for discount	640	1,778
Balance, allowance for chargeback	1,182	1,212
Balance	$ 1,822	$ 2,990